Other balance sheet items - Schedule of Other Liabilities (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Tax contingencies	$ 2,988	$ 2,969
Pension obligations	4,175	3,556
Casino loan and license	1,023	1,027
Other	1,880	1,445
Total other liabilities	$ 10,066	$ 8,997